Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Annual Minimum Rental Commitments, Net of Contractual Subleases

Future annual minimum rental commitments under these leases, net of contractual subleases, at December 31, 2012, are as follows:

	Operating Leases	Subleases	Net

2013	$ 112	$ 31	$ 81
2014	97	28	69
2015	85	28	57
2016	74	28	46
2017	62	22	40
Thereafter	108	11	97

Total	$ 538	$ 148	$ 390

Purchase Obligations	At December 31, 2012, the Company has purchase obligations as follows:

2013	$159
2014	104
2015	35
2016	7
2017	-
Thereafter	1

Total	$306